Employee Benefit - Maturity Profile of Defined Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [Line Items]
Expected payments	$ 25,106	$ 25,137
Weighted average duration of defined benefit obligation		9 years
Bottom of range [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration of defined benefit obligation	9 years
Top of range [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration of defined benefit obligation	10 years
Within one year [Member]
Disclosure of defined benefit plans [Line Items]
Expected payments	$ 1,384	$ 1,340
Between 2 and 5 years [Member]
Disclosure of defined benefit plans [Line Items]
Expected payments	2,040	2,489
Between 6 and 10 years [Member]
Disclosure of defined benefit plans [Line Items]
Expected payments	4,568	4,391
Beyond 10 years [Member]
Disclosure of defined benefit plans [Line Items]
Expected payments	$ 17,114	$ 16,917